April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock California Municipal Income Trust (BFZ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 124.3%
Corporate(a) — 19.0%
California Community Choice Financing Authority, RB
Sustainability Bonds, 5.00%, 07/01/53	$12,000	$ 12,437,479
Sustainability Bonds, 5.00%, 12/01/53	6,020	6,241,088
Sustainability Bonds, 5.50%, 10/01/54	10,005	10,768,498
Series A-1, Sustainability Bonds, 4.00%, 05/01/53	15,000	14,945,317
Series B, Sustainability Bonds, 5.00%, 01/01/55	9,000	9,256,127
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	4,545	4,747,396
Series F, Sustainability Bonds, 5.00%, 02/01/55	9,000	9,512,473
		67,908,378
County/City/Special District/School District — 36.8%
Arcadia Unified School District, Refunding GO, 4.00%, 08/01/38	5,000	4,914,746
California Municipal Finance Authority, ST, Series A, 5.13%, 09/01/59	305	308,226
California Statewide Communities Development Authority, SAB, Series B, 5.00%, 09/02/52	565	535,905
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	6,925	7,462,643
Chino Valley Unified School District, GO, Series B, 4.00%, 08/01/45	7,000	6,570,897
City & County of San Francisco California, Refunding COP, Class A, Sustainability Bonds, 4.00%, 04/01/40	6,635	6,504,715
Cupertino Union School District, GO, Series C, Election 2012, 4.00%, 08/01/40	4,000	3,885,495
Dublin Unified School District, GO, Series B, Election 2020, 4.00%, 08/01/45	6,625	6,293,266
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5, GO, Series B, Election 2014, 4.25%, 10/01/41	8,790	8,611,222
Foothill-De Anza Community College District, Refunding GO, 4.00%, 08/01/40	5,970	5,948,527
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	3,685	3,537,905
Garden Grove Unified School District, GO, Election 2016, 4.00%, 08/01/45	1,320	1,243,147
Gilroy Unified School District, GO, 4.00%, 08/01/36	1,000	997,359
Grossmont Union High School District, GO, Series I-2, 4.00%, 08/01/44	5,115	4,857,907
Mount San Antonio Community College District, GO, Series D, Election 2018, 4.00%, 08/01/49	3,500	3,294,386
Mount San Antonio Community College District, Refunding GO, Series 2018-A, Election 2018, 4.00%, 08/01/49	8,000	7,605,164
Mount San Jacinto Community College District, GO, Series B, Election 2014, 4.00%, 08/01/43	2,000	1,927,420
Napa Valley Unified School District, GO, Series A, Election 2016, 4.00%, 08/01/38	2,925	2,861,018
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	2,680	2,590,377
Novato Unified School District, GO, Series A, 4.00%, 08/01/41	4,385	4,280,711
Peralta Community College District, Refunding GO, Series A, 4.00%, 08/01/32	3,000	3,000,366
San Bernardino City Unified School District, GO, Series D, Election 2012, (AGM), 4.00%, 08/01/42	1,210	1,145,053
San Diego Unified School District, GO
Series L, 4.00%, 07/01/44	4,035	3,821,416
Series O-2, Election 2008, Sustainability Bonds, 5.00%, 07/01/49	2,375	2,481,677
Security	Par (000)	Value
County/City/Special District/School District (continued)
San Diego Unified School District, GO (continued)
Series A-3, Sustainability Bonds, 5.00%, 07/01/48	$3,000	$ 3,135,040
San Francisco Bay Area Rapid Transit District, GO, Series A, Election 2016, Sustainability Bonds, 5.00%, 08/01/47	2,290	2,306,338
San Jose Evergreen Community College District, GO, Series C, Election 2016, 4.00%, 09/01/45	3,740	3,535,372
San Lorenzo Unified School District, GO, 4.00%, 08/01/41	345	328,921
San Mateo Joint Powers Financing Authority, RB, Series A, 5.00%, 07/15/43	1,965	2,013,065
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	3,575	3,369,912
Santa Clara Unified School District, GO, Election 2014, 4.00%, 07/01/41	5,000	4,830,720
Tamalpais Union High School District, GO
Series A, Election 2024, 4.00%, 08/01/47	4,670	4,454,636
Series A, Election 2024, 4.13%, 08/01/49	2,500	2,366,203
Series A, Election 2024, 4.13%, 08/01/50	1,605	1,517,468
West Valley-Mission Community College District, GO
Series A, 4.00%, 08/01/44	4,000	3,859,636
Series B, Election 2012, 4.00%, 08/01/40	4,775	4,717,106
		131,113,965
Education — 4.4%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	540	526,045
California Municipal Finance Authority, Refunding RB(b)
5.00%, 08/01/39	325	271,410
5.00%, 08/01/48	510	386,089
California School Finance Authority, RB, Series A, 5.00%, 06/01/58(b)	2,120	1,931,051
California School Finance Authority, Refunding RB(b)
Sustainability Bonds, 5.50%, 08/01/43	130	133,630
Sustainability Bonds, 5.50%, 08/01/47	125	126,738
University of California, RB
Series AV, 5.00%, 05/15/47	8,440	8,511,854
Series CC, 5.00%, 05/15/53	3,790	3,954,450
		15,841,267
Health — 12.6%
California Health Facilities Financing Authority, RB, Series A, 5.00%, 11/15/48	6,190	6,198,483
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/15/40	1,350	1,318,113
Series A, 5.00%, 11/15/48	10,695	10,708,962
Series A, 5.00%, 08/15/51	5,000	5,163,801
Series A-2, Class B, (BAM-TCRS), 4.00%, 11/01/44	15,765	15,246,702
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	2,725	2,464,067
California Statewide Communities Development Authority, Refunding RB, 5.00%, 10/01/45	1,860	1,822,316
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	2,000	2,057,638
		44,980,082
Housing — 0.4%
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	1	662
CSCDA Community Improvement Authority, RB, M/F Housing, Mezzanine Lien, 4.00%, 05/01/57(b)	1,840	1,291,932
		1,292,594

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State — 0.6%
California State Public Works Board, RB, Sustainability Bonds, 5.00%, 11/01/46	$2,000	$ 2,069,538
Tobacco — 5.9%
California County Tobacco Securitization Agency, Refunding RB, Series A, 4.00%, 06/01/49	1,000	863,133
California County Tobacco Securitization Agency, Refunding RB, CAB(c)
0.00%, 06/01/55	2,425	541,155
Series B-2, Subordinate, 0.00%, 06/01/55	1,755	360,334
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	12,675	12,723,114
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	4,730	503,847
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	6,030	6,052,589
		21,044,172
Transportation — 26.2%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	14,335	13,787,308
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	5,000	5,049,020
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	1,480	1,496,001
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.25%, 05/15/48	1,990	2,006,172
Series B, AMT, 5.00%, 05/15/36	1,090	1,092,425
Series B, AMT, 5.00%, 05/15/41	6,000	6,004,551
Series B, AMT, 5.00%, 05/15/46	7,860	7,736,491
Series C, AMT, Subordinate, 5.00%, 05/15/44	4,130	4,034,870
AMT, Sustainability Bonds, 5.25%, 05/15/47	3,900	3,998,220
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.50%, 05/15/40	3,490	3,722,014
AMT, 5.00%, 05/15/43	1,250	1,248,760
AMT, 5.50%, 05/15/47	4,250	4,423,804
AMT, 5.00%, 05/15/48	1,500	1,505,909
Series S, AMT, 5.00%, 05/15/40	4,450	4,595,730
AMT, Subordinate, 5.00%, 05/15/46	1,365	1,377,951
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	1,000	1,011,956
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/37	1,280	1,282,682
Series A, AMT, 5.00%, 03/01/41	2,000	2,003,280
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	6,890	6,945,968
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.25%, 05/01/43	2,950	3,043,250
Series A, AMT, 5.00%, 05/01/49	6,405	6,411,773
Series B, AMT, 5.00%, 05/01/41	3,365	3,365,377
Series D, AMT, 5.00%, 05/01/43	6,130	6,137,099
Series E, AMT, 5.00%, 05/01/45	1,000	1,006,288
		93,286,899
Security	Par (000)	Value
Utilities — 18.4%
California Infrastructure & Economic Development Bank, RB, Sustainability Bonds, 4.00%, 10/01/45	$5,585	$ 5,371,923
Central Valley Energy Authority, RB, 5.00%, 12/01/55(a)	10,670	11,464,657
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	2,310	2,408,261
East Bay Municipal Utility District Water System Revenue, RB, Series A, Sustainability Bonds, 4.00%, 06/01/45	1,730	1,686,430
Mountain House Public Financing Authority, RB, Series A, Sustainability Bonds, (BAM), 4.00%, 12/01/45	2,720	2,608,384
Orange County Water District, Refunding RB, Series A, 4.00%, 08/15/41	1,100	1,082,516
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 4.00%, 08/15/45	30,015	28,377,287
San Diego County Water Authority, RB, Series A, 5.00%, 05/01/47	1,500	1,564,497
San Jose Financing Authority, Refunding RB, Series B, Sustainability Bonds, 5.00%, 11/01/47	1,225	1,292,914
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	10,485	9,838,408
		65,695,277
Total Municipal Bonds in California		443,232,172
New Hampshire — 1.4%
Housing — 1.4%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 3.93%, 07/20/39(a)	5,319	5,066,739
Puerto Rico — 4.1%
State — 4.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,845	2,621,879
Series A-1, Restructured, 5.00%, 07/01/58	8,279	7,867,505
Series A-2, Restructured, 4.78%, 07/01/58	2,530	2,311,794
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,420	1,737,559
Total Municipal Bonds in Puerto Rico		14,538,737
Total Municipal Bonds — 129.8% (Cost: $466,470,926)		462,837,648
Municipal Bonds Transferred to Tender Option Bond Trusts(d)
California — 32.5%
County/City/Special District/School District — 9.1%
Clovis Unified School District, GO, Election 2020, Series B, 5.00%, 08/01/47	10,000	10,299,960
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, Sustainability Bonds, Series A, 5.00%, 07/01/44	11,200	11,465,093
Los Angeles Unified School District, GO, Sustainability Bonds, Series QRR, 5.25%, 07/01/47	10,000	10,553,648
		32,318,701
Health — 4.5%
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	15,625	16,075,297
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State — 2.6%
State of California, Refunding GO, 5.00%, 03/01/49	$8,750	$ 9,354,943
Transportation — 13.1%
City of Los Angeles Department of Airports, Refunding ARB, AMT, Sustainability Bonds, Series A, 5.25%, 05/15/50	19,365	19,924,288
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series A, 5.00%, 05/01/47(e)	16,735	16,658,154
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, AMT, Series C, 5.75%, 05/01/48(e)	9,600	10,138,560
		46,721,002
Utilities — 3.2%
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Sustainability Bonds, Series A, 4.00%, 10/01/49	12,790	11,313,740
Total Municipal Bonds in California		115,783,683
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.5% (Cost: $118,615,303)		115,783,683
Total Long-Term Investments — 162.3% (Cost: $585,086,229)		578,621,331

	Shares
Short-Term Securities
	Money Market Funds — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(f)(g)	3,032,276	3,032,579
	Total Short-Term Securities — 0.9% (Cost: $3,032,579)	3,032,579
	Total Investments — 163.2% (Cost: $588,118,808)	581,653,910
	Other Assets Less Liabilities — 1.8%	6,604,729
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.0)%	(60,710,101)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.0)%	(171,090,663)
	Net Assets Applicable to Common Shares — 100.0%	$ 356,457,875

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 1, 2026 to May 1, 2031, is $13,883,657.

(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,869,643	$ —	$ (837,064)(a)	$ —	$ —	$ 3,032,579	3,032,276	$ 113,975	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock California Municipal Income Trust (BFZ)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 462,837,648	$ —	$ 462,837,648
Municipal Bonds Transferred to Tender Option Bond Trusts	—	115,783,683	—	115,783,683
Short-Term Securities
Money Market Funds	3,032,579	—	—	3,032,579
	$3,032,579	$578,621,331	$—	$581,653,910
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(60,264,992)	$—	$(60,264,992)
VRDP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)
	$—	$(231,564,992)	$—	$(231,564,992)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
M/F	Multi-Family
RB	Revenue Bonds
SAB	Special Assessment Bonds
SAN	State Aid Notes
Portfolio Abbreviation (continued)
ST	Special Tax
Schedule of Investments